Reserve table (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other reserves [line items]
Legal reserve	€ 279	€ 279	€ 226
Retained earnings	(3,529)	(1,882)	1,181
Consolidated reserves	€ (3,250)	€ (1,603)	€ 1,407